Regulatory Restrictions (Detail) - USD ($) $ in Millions	75 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Nonperforming Assets Sold	$ 5.8
Reserves Required by Federal Reserve Bank	$ 6.9	$ 6.8
Percent of Common Stock	10.00%
Amount Available for Payment of Dividends	$ 8.5